Summary of Short Term Debt and Weighted Average Annual Interest Rates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of short-term debt and weighted average annual interest rates
Total short-term debt	$ 660	$ 278
Commercial paper program [Member]
Summary of short-term debt and weighted average annual interest rates
$600 million commercial paper program (0.20% and 0.24%, respectively)	264	278
Line of Credit [Member] | Revolving Credit Facility [Member]
Summary of short-term debt and weighted average annual interest rates
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	$ 396